Stockholders' Equity - Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of options (in shares)
Beginning Balance (in shares)	2,325,059
Granted (in shares)	5,898,664	2,325,059	0
Vested (in shares)		615,540
Forfeited or cancelled (in shares)	(6,000)
Ending Balance (in shares)	8,217,723	2,325,059
Weighted Average Fair Value (in $ per share)
Beginning Balance (in $ per share)	$ 3.03
Granted (in $ per share)	10.56	$ 3.03
Vested (in $ per share)		2.02
Forfeited or cancelled (in $ per share)	11.26
Ending Balance (in $ per share)	$ 8.43	$ 3.03